DLA Piper Rudnick Gray Cary US LLP 4700 Six Forks Road, Suite 200 Raleigh, North Carolina 27609-5244 T 919.786.2000 F 919.786.2200 W www.dlapiper.com

Jeffrey D. Miller jeffrey.miller@dlapiper.com T 919.786.2005

December 13, 2005

Securities and Exchange Commission

Division of Corporation Finance

100 F Street NE

Mail Stop 4561

Washington, DC 20549-4561

Attn:	Karen J. Garnett, Assistant Director

	Re:	Eagle Hospitality Properties Trust, Inc.
Registration Statement on Form S-3 Filed October 3, 2005 File No. 333-128799 (Confidential, For Use of the Commission Only)

Ladies and Gentlemen:

This law firm represents Eagle Hospitality Properties Trust, Inc. (the “Company”). Enclosed for your convenience are two copies of Amendment No. 1 (the “Amendment”) to a Registration Statement on Form S-3 (File No. 333-128799) filed today by the Company via the Commission’s electronic data gathering, analysis and retrieval system (“EDGAR”). One of the copies is unmarked and the other is marked to show changes from the initial filing of the registration statement on October 3, 2005.

For your convenience, we have reproduced below the numbered comments from the comment letter from Karen J. Garnett, Assistant Director, dated October 31, 2005, and included the registrant’s responses to such comments.

Selling Shareholder Table

1.	Comment: We note your response to previous comment 2 and reissue the comment. Please file an amendment disclosing in tabular format the information required by Item 507. Note that if you are unable to determine the number of shares that any individual shareholder will sell, you should assume that the shareholder will sell all of the shares

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Securities and Exchange Commission

December 13, 2005

offered for purposes of Item 507 disclosure. You may also include footnote disclosure explaining the cash value option and disclosing that the number of common shares beneficially owned prior to the offering represents the number of units redeemable for common shares unless Eagle Hospitality Properties elects to redeem the units for cash.

Response: We have included the additional tabular disclosure that you have requested in the Amendment.

2.	Comment: Please ensure that the tabular presentation of shares owned before the offering includes all shares beneficially owned and shares that the selling stockholder has the right to acquire within 60 days. Refer to Rule 13d-3(d)(l)(i). You may retain footnote disclosure to describe any shares for which the selling stockholder has disclaimed beneficial ownership; however, the tabular disclosure should still include those shares. Also include all shares that vested on October 6, 2005.

Response: We have revised the tabular disclosure in the Amendment.

3.	Comment: Your response to prior comment 3 states that the correct number of shares being offered for resale is 4,031,334. Please reconcile this number with the disclosure on page 36, which states that the prospectus covers an additional 354,872 shares offered by the selling stockholders. Also, please tell us why the number of shares that you are registering for a primary offering upon redemption of OP units is greater than 4,031,334.

Response: We have clarified the disclosure in the first paragraph under “Plan of Distribution.”

The Registration Statement registers the primary offering of 5,566,352 shares of the Company’s common stock upon the redemption of units in EHP Operating Partnership, L.P. The Registration Statement also registers for resale by selling stockholders 3,713,808 shares (which includes 37,346 shares unintentionally omitted from the first filing) of the Company’s common stock, which shares of common stock are issauble upon the redemption of a like number of operating partnership units. The 3,713,808 shares offered for resale by the selling stockholders are included in the 5,566,352 shares being registered for primary issuance by the Company.

The Registration Statement also registers the resale by selling stockholders of 354,872 shares of Eagle’s common stock that are currently outstanding and have been held by such selling stockholders for more than one year.

The Company acknowledges that (i) the Company is responsible for the adequacy and accuracy of the disclosure in the filing; (ii) staff comments or changes to disclosure in response

Securities and Exchange Commission

December 13, 2005

to staff comments do not foreclose the Commission from taking any action with respect to the filing; and (iii) the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you need any additional information, please call me at (919) 786-2005.

Sincerely,

/s/    Jeffrey D. Miller

Jeffrey D. Miller

JDM/jal

cc:	Securities and Exchange Commission

Charito A. Mittelman

Eagle Hospitality Properties Trust, Inc.

J. William Blackham

Raymond D. Martz

DLA Piper Rudnick Gray Cary US LLP

Michael S. O’Sullivan